Note 8 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per ADS and per ordinary share:
Income (Loss) Per Share

The table below presents basic and diluted earnings per share:

	Year Ended December 31,
	2023	2024	2025
Basic earnings per share	$1.72	$0.91	$1.21
Diluted earnings per share	$1.69	$0.90	$1.19

The table below shows the calculations of basic and diluted weighted-average number of shares:

	Year Ended December 31,
	2023	2024	2025
Issued shares at beginning of period	89,215,121	87,518,284	88,480,154
Effect of shares issued upon exercise of equity awards	1,003,925	944,983	1,074,963
Effect of share repurchases	(963,143)	—	—
Basic weighted-average number of shares in the period	89,255,903	88,463,267	89,555,117
Effect of unexercised equity awards	1,665,705	1,213,007	1,400,488
Diluted weighted-average number of shares in the period	90,921,608	89,676,274	90,955,605